FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2020
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

17   FAIR VALUE MEASUREMENT

The Company did not have financial assets or liabilities measured at fair value on a recurring basis as of December 31, 2020. As of December 31, 2019, the Company’s financial assets and liabilities measured at fair value on a recurring basis were as follows:

Fair value measurement using
Level 2 inputs

Liabilities
- Interest rate swap contracts (Note 16)	10,759

Following is a description of the valuation techniques that the Company uses to measure fair value of other financial assets and financial liabilities:

●	Short-term financial instruments (cash, restricted cash, accounts receivable and payable, short-term borrowings, and accrued expenses and other payables) — cost approximates fair value because of the short maturity period.
●	Long-term borrowings — fair value is based on the amount of future cash flows associated with each debt instrument discounted at the Company’s current borrowing rate for similar debt instruments of comparable terms. The carrying values of the long-term borrowings approximate their fair values as all the long-term debt carry various interest rates which approximate rates currently offered by the Company’s bankers for similar debt instruments of comparable maturities.
●	Convertible Bonds payable—the estimated fair value was RMB2,448,646 and RMB3,683,816 as of December 31, 2019 and 2020 , respectively. The fair value was measured based on the price in the open market.